DEBT	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
DEBT
DEBT

	Balance at December 31, 2018	Impact of IFRS 16 adoption	Balance at January 1, 2019	Proceeds from borrowings	Repayments of borrowings	Interest accrued and other	Translation differences	Balance at December 31, 2019
	(€ thousand)
Bonds and notes	1,198,109	—	1,198,109	298,316	(315,395)	4,440	—	1,185,470
Asset-backed financing (Securitizations)	682,581	—	682,581	282,113	(189,940)	(82)	13,597	788,269
Lease liabilities	673	63,535	64,208	14,788	(18,684)	—	184	60,496
Borrowings from banks	35,984	—	35,984	—	(3,516)	(71)	549	32,946
Other debt	9,820	—	9,820	33,801	(21,479)	—	414	22,556
Total debt	1,927,167	63,535	1,990,702	629,018	(549,014)	4,287	14,744	2,089,737

The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2019					2018
	Due within one year		Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	7,260		879,834	298,376	1,185,470	7,616	1,190,493	—	1,198,109
Asset-backed financing (Securitizations)	338,366		449,903	—	788,269	300,051	382,530	—	682,581
Lease liabilities	20,195	—	25,894	14,407	60,496	673	—	—	673
Borrowings from banks	32,946		—	—	32,946	34,249	1,735	—	35,984
Other debt	22,556		—	—	22,556	9,820	—	—	9,820
Total debt	421,323		1,355,631	312,783	2,089,737	352,409	1,574,758	—	1,927,167

Bonds and notes

2023 Bond

On March 16, 2016, the Company issued 1.5 percent coupon notes due March 2023, having a principal of €500 million. The bond was issued at a discount for an issue price of 98.977 percent, resulting in net proceeds of €490,729 thousand after the debt discount and issuance costs. The net proceeds were used, together with additional cash held by the Company, to fully repay a €500 million bank loan. The bond is unrated and was admitted to trading on the regulated market of the Irish Stock Exchange. Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of €115,395 thousand. The amount outstanding at December 31, 2019 of €385,776 thousand includes accrued interest of €4,567 thousand (€500,197 thousand including accrued interest of €5,938 thousand at December 31, 2018).

2021 Bond

On November 16, 2017, the Company issued 0.25 percent coupon notes due January 2021, having a principal of €700 million. The bond was issued at a discount for an issue price of 99.557 percent, resulting in net proceeds of €694,172 thousand after the debt discount and issuance costs. The net proceeds were primarily used to repay a bank loan. The bond is unrated and was admitted to trading on the regulated market of the Irish Stock Exchange. Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of €200,000 thousand. The amount outstanding at December 31, 2019 of €499,824 thousand includes accrued interest of €1,199 thousand (€697,912 thousand including accrued interest of €1,678 thousand at December 31, 2018).

The notes for both the 2023 Bond and the 2021 Bond impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. As of December 31, 2019 and 2018, Ferrari was in compliance with the covenants of the notes.

2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain US institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and are to be primarily used towards general corporate purposes, including the funding of capital expenditures. The amounts outstanding of the 2029 Notes and 2031 Notes at December 31, 2019 were €149,891 thousand and €149,979 thousand, including accrued interest of €700 thousand and €794 thousand, respectively.

Asset-backed financing (Securitizations)

As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the US through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with such receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. As of December 31, 2019, the following revolving securitization programs were in place:

•
revolving securitization program for funding of up to $600 million by pledging retail financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 65 basis points. As of December 31, 2019 total proceeds net of repayments from the sales of financial receivables under the program were $547 million ($424 million at December 31, 2018). The securitization agreement requires the maintenance of an interest rate cap.

•
revolving securitization program for funding of up to $250 million by pledging leasing financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 65 basis points. As of December 31, 2019 total proceeds net of repayments from the sales of financial receivables under the program were $238 million ($223 million at December 31, 2018). The securitization agreement requires the maintenance of an interest rate cap.

•
revolving securitization program for funding of up to $135 million by pledging credit lines to Ferrari customers secured by personal vehicle collections and personal guarantees in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 115 basis points. As of December 31, 2019 total proceeds net of repayments from the sales of financial receivables under the program were $101 million ($134 million at December 31, 2018).

The funding limits of the revolving securitization programs have been progressively increased since inception as the related receivables portfolios have finished.

Cash collected from the settlement of receivables or credit lines pledged as collateral under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €27,524 thousand at December 31, 2019 (€26,497 thousand at December 31, 2018).

Lease liabilities
As a result of adopting IFRS 16 - Leases on January 1, 2019, the Group recognized right-of-use assets and related lease liabilities of €63,535 thousand in relation to leases which had previously been classified as operating leases under IAS 17. For further details please refer to Note 2 “Significant Accounting Policies - New standards and amendments effective from January 1, 2019 - IFRS 16 - Leases”.
As of December 31, 2019 lease liabilities amount to €60,496 thousand.
Borrowings from banks
Borrowings from banks at December 31, 2019 mainly relate to financial liabilities of FFS Inc to support the financial services operations, and in particular (i) €31,211 thousand (€30,694 thousand at December 31, 2018) relating to a U.S. Dollar denominated credit facility for up to $50 million (drawn down for $35 million at December 31, 2019) and bearing interest at LIBOR plus a range of between 65 and 75 basis points; (ii) other borrowings from banks of €1,735 thousand (€5,290 thousand at December 31, 2018) relating to various short and medium term credit facilities.

Revolving Credit Facility
At December 31, 2018 the Company had a revolving credit facility of €500 million which was undrawn and due to mature in November 2020. This revolving credit facility was cancelled in December 2019 and replaced with a new €350 million unsecured committed revolving credit facility (the “RCF”), which is intended for general corporate and working capital purposes. The RCF has a 5 year-tenor with two further one-year extension options, exercisable on the first and second anniversary of the signing date on the Company’s request and the approval of each participating bank. At December 31, 2019 the RCF was undrawn.

Other debt

Other debt primarily relates to other funding for financing activities of the Group.